Business Combinations	3 Months Ended
Oct. 31, 2014
Business Combinations [Abstract]
Business Combinations

4. Business Combinations

On September 30, 2014, the Company acquired substantially all of the assets of TCS, a leading provider of software, websites and digital marketing services designed exclusively for dealers, wholesalers, retreaders and manufacturers within the automotive tire and wheel industries. Consideration for the acquisition included, (1) a cash payment equal to $4,200,000; (2) 618,744 shares of the Company's common stock; (3) the issuance of two promissory notes in aggregate principal amount of $3,000,000 to the former owners of TCS; and (4) a contingent earn-out purchase price contingent upon the attainment of specific revenue goals over the first three years following the acquisition.

The acquisition eliminated a direct competitor and increased the Company’s portfolio of automotive tire and wheel dealer websites by more than 30%.  The acquisition is expected to accelerate ARI’s opportunity to drive organic growth through the cross‐selling of new products.  It also provides solutions for the entire automotive tire and wheel supply chain, including wholesalers, retreaders and manufacturers.  TCS offers a business management solution for tire and wheel dealers as well as for auto repair shops.  The combined customer benefits and operational efficiencies are expected to result in a stronger organization that can create more value for our customers, employees and shareholders than the sum of the stand‐alone business units.

The acquisition was funded from cash on hand, an increase in our SVB Term Loan, funds available on our revolving credit facility and seller financing.  The following tables show the preliminary allocation of the purchase price (in thousands):

Purchase
Price
Cash	$4,200
Financed by note payable	3,000
Issuance of common stock	1,980
Contingent earn-out	761
Purchase Price	$9,941

Purchase
Allocation
Trade receivables, net	$683
Prepaid expense and other	38
Assumed liabilities	(638)
Furniture and equipment	120
Software product costs	780
Intangible assets	3,660
Goodwill	5,298
Purchase Price Allocation	$9,941

Estimated intangible assets include the fair value of tradenames, customer relationships, and non-competition agreements.  Estimated goodwill represents the additional benefits provided to the Company by the acquisition of TCS through operational synergies.  The Company recognized $468,000 of revenue related to TCS during fiscal 2015 since the date of acquisition.  The Company acquired approximately $5,300,000 of tax deductible goodwill related to the TCS acquisition.

The final purchase price, as well as the purchase price allocation, is subject to post-closing adjustments pursuant to the terms of the purchase agreement and to completion of the final valuation of the net assets acquired and contingent earn-out. The final valuation is expected to be completed as soon as is practicable but no later than September 30, 2015 and could have a material impact on the preliminary purchase price allocation disclosed above.

The following preliminary unaudited pro forma combined financial information presents the Company's results as if the Company had acquired TCS on August 1, 2013. The unaudited pro forma information has been prepared with the following considerations:

i.

The unaudited pro forma condensed consolidated financial information has been prepared using the acquisition method of accounting under existing GAAP. The Company is the acquirer for accounting purposes.

ii.

The pro forma combined financial information does not reflect any operating cost synergy savings that the combined company may achieve as a result of the acquisition, the costs necessary to achieve these operating synergy savings or additional charges necessary as a result of the acquisition.

The unaudited pro forma financial information presented is for information purposes only and does not purport to represent what the Company's and TCS’s financial position or results of operations would have been had the acquisition in fact occurred on such date or at the beginning of the period indicated, nor does it project the Company's and TCS’s financial position or results of operation for any future date or period.

	Three months ended October 31
	2014	2013
Revenue	$10,028	$9,207
Net income	$243	$18

Net income per common share:
Basic	$0.02	$0.00
Diluted	$0.02	$0.00

Pro forma adjustments to net income include amortization costs related to the acquired intangible assets, acquisition-related professional fees, interest expense on the debt incurred to acquire the assets of TCS, and the tax effect of the historical TCS results of operations and the pro forma adjustments at an estimated tax rate of 40% as follows:

	Three months ended October 31
	2014	2013

Amortization of intangible assets	$54	$81
Acquisition-related professional fees	(210)	-
Interest expense	45	67
Income tax benefit (expense )	92	(4)

On November 1, 2013, the Company acquired substantially all of the assets of DUO Web Solutions (“DUO”) pursuant to an Asset Purchase Agreement dated November 1, 2013.  DUO was a leading provider of social media and online marketing services for the powersports industry, which is in line with the Company’s strategy to grow the digital marketing services side of the business.  The Company determined that the DUO assets acquired did not constitute a business that is “significant” as defined in the applicable SEC regulations, nor did it have a material impact on the Company’s financial statements.

On November 28, 2012, the Company, through a wholly-owned subsidiary, completed the acquisition of the assets of the Retail Services Division of Fifty Below Sales & Marketing, Inc. (“50 Below”), a leading provider of eCommerce websites in the powersports, ATW and HME industries for a purchase price of $5,000,000 and the assumption of contracts having deferred revenue (ongoing service requirements for which ARI will not receive payment) valued in the amount of $4,601,000.  The Company did not assume any outstanding debtor-in-possession financing obligation; however, the Company agreed to: (a) cover claims held by certain employees against the estate of 50 Below, subject to a cap of $17,000; and (b) release any potential claim against 50 Below for alleged infringement of ARI’s intellectual property rights.

On August 17, 2012, the Company acquired substantially all of the assets of Ready2Ride, Incorporated (“Ready2Ride”) pursuant to the terms of an Asset Purchase Agreement dated August 17, 2012.  Ready2Ride markets aftermarket fitment data to the powersports industry, which furthers ARI’s differentiated content strategy and expands ARI’s product offerings into aftermarket PG&A.

Consideration for the Ready2Ride acquisition included $500,000 in cash, 100,000 shares of the Company’s common stock and assumed liabilities totaling approximately $419,000, a contingent hold-back purchase price of up to $250,000 and a contingent earn-out purchase price ranging from, in aggregate, $0 to $1,500,000.

On October 22, 2013, the Company amended the Ready2Ride Asset Purchase Agreement in relation to the earn-out payments as follows: (i) the first earn-out payment was composed of $125,000 paid in October 2013 and 10,000 shares of common stock issued in November 2013; (ii) the second earn-out payment was composed of $125,000 and 15,000 shares of common stock payable in September 2014; and (iii) the third earn-out payment is composed of $125,000 and 15,000 shares of common stock payable in September 2015.

The contingent holdback and earn-out payable was initially measured at fair value on a recurring basis calculated using the present value of future estimated revenue over the next three years, which was originally estimated at $750,000. Prior to the amendment, because the contingent earn-out payable had no comparable market data or significant observable inputs to determine fair value, it was classified as a Level 3 measurement.  Because the amended Asset Purchase Agreement defines the future payments based on cash and Company stock actively traded, and the payments are no longer contingent on future events, the earn-out is now classified as a Level 1 fair value measurement.  Unrealized gains and losses for changes in fair value are recognized in earnings.

The Company recorded a gain on change in fair value of the estimated contingent earn-out payable of approximately $26,000 or $0.00 per basic and diluted share as a result of the amendment during the three months ended October 31, 2013.

The following table shows changes in the estimated holdback and earn-out payable related to the Ready2Ride and TCS acquisitions for the three months ended October 31 (in thousands):

	2014	2013
Beginning Balance	$448	$721
Additions	761	-
Payments	(292)	(250)
Imputed interest recognized	9	24
Gain on change in fair value of earn-out	-	(26)
Ending Balance	$926	$469
Less current portion	$(165)	$(318)
Ending Balance - Long Term	$761	$151